Equipment Deposit	12 Months Ended
Dec. 31, 2023
Equipment Deposit [Abstract]
EQUIPMENT DEPOSIT

NOTE 17. EQUIPMENT DEPOSIT

	Consolidated
	December 31, 2023 US$	December 31, 2022 US$
Carrying value as at January 1	14,260,847	8,350,000
Addition during the year	15,000,000	10,910,847
Disposal to former group companies	-	(5,000,000)
Provision during the year	(5,000,000)	-
Carrying value as at end of year	24,260,847	14,260,847

The equipment deposit is for the lamination equipment for the manufacturing of smartglass. During the year, the Company paid a further deposit of $15 million to SWIS Co., Limited for the purchase of 3 additional lines for its planned operation and made a provision of $5 million for the lamination line deposit paid in 2021.